Intangible Assets, Net	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Intangible Assets, Net

(4) Intangible Assets, Net

Intangible Assets are comprised of the following at June 30, 2013 and December 31, 2012

	June 30,	December 31,
	2013	2012
Patents and Trademarks	$161,278	$161,278
Websites	80,000	80,000
Lists	500,000	500,000
Research and Development	55,000	55,000

	796,278	796,278
Less accumulated amortization	(493,756	(389,698)

Intangible assets, net	$302,522	$406,580

Amortization expense for the three and six months ended June 30, 2013 was $52,397 and $104,058 respectively